Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2016	$ 714,190	$ 24,003	$ (232,179)	$ (125,245)	$ 380,769	$ 38,679	$ 419,448
Beginning Balance (Shares) at Aug. 31, 2016							8,885,703
Statements [Line Items]
Share based compensation		1,867			1,867		$ 1,867
Share issuance - financing	88,774				88,774		$ 88,774
Share issuance - financing (Shares)							5,731,375
Share issuance costs	(7,210)				(7,210)		$ (7,210)
Shares issued on conversion of convertible note	12				12		$ 12
Shares issued on conversion of convertible note (Shares)							1,319
Shares issued for loan facilities	5,128				5,128		$ 5,128
Shares issued for loan facilities (Shares)							228,541
Transactions with non-controlling interest				43	43	(43)
Foreign currency translation adjustment			61,674		61,674	(2,588)	$ 59,086
Net loss for the year				(542,415)	(542,415)	(47,956)	(590,371)
Ending Balance at Aug. 31, 2017	800,894	25,870	(170,505)	(667,617)	(11,358)	(11,908)	$ (23,266)
Ending Balance (Shares) at Aug. 31, 2017							14,846,938
Statements [Line Items]
Share based compensation		80			80		$ 80
Shares issued for interest on convertible note	1,416				1,416		$ 1,416
Shares issued for interest on convertible note (Shares)							1,001,987
Units issued - financing	18,557				18,557		$ 18,557
Units issued - financing (Shares)							13,254,486
Unit issuance costs	(2,413)				(2,413)		$ (2,413)
Non-controlling interest impact of the sale of Maseve			(11,114)	(7,690)	(18,804)	18,804
Equity impact from partial sale of Waterberg				14,172	14,172	1,962	16,134
Contributions of Waterberg JV Co						4,636	4,636
Foreign currency translation adjustment			6,350		6,350		6,350
Tax impact from Waterberg and other equity transactions			15,527	(15,527)			(15,527)
Net loss for the year				(38,682)	(38,682)	(2,342)	(41,024)
Ending Balance (Increase (decrease) due to changes in accounting policy [member]) at Aug. 31, 2018				(5,781)	(5,781)		(5,781)
Ending Balance (Restated [Member]) at Aug. 31, 2018	818,454	25,950	(159,742)	(721,125)	(36,463)	11,152	(25,311)
Ending Balance at Aug. 31, 2018	818,454	25,950	(159,742)	(715,344)	(30,682)	11,152	$ (19,530)
Ending Balance (Shares) (Restated [Member]) at Aug. 31, 2018							29,103,411
Ending Balance (Shares) at Aug. 31, 2018							29,103,411
Statements [Line Items]
Share based compensation		827			827		$ 827
Shares issued for interest on convertible note	687				687		$ 687
Shares issued for interest on convertible note (Shares)							545,721
Share issuance - financing	35,024				35,024		$ 35,024
Share issuance - financing (Shares)							27,077,885
Share issuance costs	(1,876)				(1,876)		$ (1,876)
Warrants exercised	1,981				1,981		$ 1,981
Warrants exercised (shares)							1,048,770
Shares issued for loan facilities	1,000				1,000		$ 1,000
Shares issued for loan facilities (Shares)							800,000
Contributions of Waterberg JV Co				(1,117)	(1,117)	4,299	$ 3,182
Foreign currency translation adjustment			105		105		105
Net loss for the year				(16,776)	(16,776)		(16,776)
Ending Balance at Aug. 31, 2019	$ 855,270	$ 26,777	$ (159,637)	$ (739,018)	$ (16,608)	$ 15,451	$ (1,157)
Ending Balance (Shares) at Aug. 31, 2019							58,575,787